Consolidated Statements of Cash Flows - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Net income attributable to equity holders of Sanofi		€ 2,246	€ 3,430	€ 5,400
Non-controlling interests		17	26	36
Share of undistributed earnings from investments accounted for using the equity method		110	196	295
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		1,445	1,838	4,792
Gains and losses on disposals of non-current assets, net of tax	[1]	(279)	(307)	(509)
Net change in deferred taxes		(780)	(446)	(970)
Net change in non-current provisions and other non-current liabilities	[2]	1,087	(716)	(136)
Cost of employee benefits (stock options and other share-based payments)		173	160	283
Impact of the workdown of acquired inventories remeasured at fair value		19	5	20
Other profit or loss items with no cash effect on cash flows generated by operating activities	[3]	26	196	283
Operating cash flow before changes in working capital		4,064	4,382	9,494
Adjustments to reconcile profit (loss) [abstract]
(Increase)/decrease in inventories		(886)	(1,174)	(840)
(Increase)/decrease in accounts receivable		14	(215)	(397)
Increase/(decrease) in accounts payable		82	497	402
Net change in other current assets and other current liabilities		(1,851)	73	1,599
Net cash provided by/(used in) operating activities	[4]	1,423	3,563	10,258
Cash flows from (used in) investing activities [abstract]
Acquisitions of property, plant and equipment and intangible assets		(1,886)	(930)	(3,024)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[5]	(1,885)	(2,465)	(3,870)
Acquisitions of other equity investments		(208)	(56)	(134)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[6]	607	578	1,015
Disposals of consolidated undertakings and investments accounted for using the equity method		0	15	42
Net change in other non-current assets		(41)	(215)	(229)
Net cash provided by/(used in) investing activities		(3,413)	(3,073)	(6,200)
Cash flows from (used in) financing activities [abstract]
Issuance of Sanofi shares		21	31	195
Dividends paid:
Dividends paid to equity holders of Sanofi		(4,704)	(4,454)	(4,454)
Dividends paid to non-controlling interests		(31)	(49)	(61)
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control		0	(3)	(3)
Additional long-term debt contracted		0	0	48
Repayments of long-term debt		(637)	(2,680)	(3,684)
Repayment of lease liabilities		(144)	(127)	(265)
Net change in short-term debt and other financial instruments	[7]	5,886	2,431	765
Acquisitions of treasury shares		(302)	(363)	(593)
Net cash provided by/(used in) financing activities		89	(5,214)	(8,052)
Impact of exchange rates on cash and cash equivalents		(14)	(19)	(32)
Net change in cash and cash equivalents		(1,915)	(4,743)	(4,026)
Cash and cash equivalents, beginning of period		8,710	12,736	12,736
Cash and cash equivalents, end of period		€ 6,795	€ 7,993	€ 8,710

[1]	Includes non-current financial assets.
[2]	This line item includes contributions paid to pension funds (see Note B.12.).
[3]	This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items.
[4]	Of which:

	June 30, 2024 (6 months)	June 30, 2023 (6 months)	December 31, 2023 (12 months)
▪Income tax paid	(1,434)	(1,431)	(2,623)
▪Interest paid	(320)	(234)	(559)
▪Interest received	261	262	547
▪Dividends received from non-consolidated entities	—	8	17

[5]	For the six months ended June 30, 2024, this line item includes the net cash outflow arising from the acquisition of Inhibrx, Inc. (see Note B.1.1.). For the six months ended June 30, 2023, this line includes the net cash outflow arising from the acquisition of Provention Bio Inc. For the year ended December 31, 2023, it includes the net cash outflow arising from the acquisitions of Provention Bio Inc and QRIB.
[6]	This line item mainly comprises proceeds from disposals of (i) assets and businesses due to portfolio rationalization, and (ii) equity and debt instruments.
[7]	For the six months ended June 30, 2024, this line mainly comprises a commercial paper program in the United States for €6,060 million, compared to €2,630 million in the six months ended June 30, 2023 and €946 million in the year ended December 31, 2023. This line also includes realized foreign exchange gains and losses on cash and cash equivalents in non-functional currencies, mainly the US dollar, and on derivatives used to manage them.